Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Sep. 30, 2023
A C and F Shares | Federated Hermes Government Reserves Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Information–Class A, C, F SharesFederated Hermes Government Reserves Fund (the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s investment objective is to provide current income consistent with stability of principal and liquidity.
Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A), Class C Shares (C) and Class F Shares (F) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 1, 2024
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads)on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in a portfolio of U.S. Treasury and government securities maturing in 397 days or less and repurchase agreements collateralized fully by U.S. Treasury and government securities. The Fund may also hold cash.Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, the Fund may invest in certain government securities that are issued by entities whose activities are sponsored by the federal government, but that have no explicit financial support.In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (“Rule 2a-7”).The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their total assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully. Pursuant to rules adopted by the Securities and Exchange Commission (SEC) in July 2023, government money market funds are not required to adopt a liquidity fee framework.Under normal conditions, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowing for investment purposes) are invested in government securities and/or repurchase agreements that are collateralized fully by government securities. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.
Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and TableRisk/Return Bar Chart
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns for each class averaged over the stated periods. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling the Fund at 1-800-341-7400.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s A Shares total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedHermes.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated Hermes Government Reserves Fund – A Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s A class total return for the six-month period from January 1, 2023 to June 30, 2023, was 1.93%.Within the periods shown in the bar chart, the Fund’s A class highest quarterly return was 0.67% (quarter ended December 31, 2022). Its lowest quarterly return was 0.00% (quarter ended March 31, 2022).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table represents the Fund’s A, C and F class Average Annual Total Returns for the calendar period ended December 31, 2022.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	For the Fund’s A, C and F classes, the 7-Day Net Yield as of December 31, 2022, was 3.38%, 3.00% and 3.38%, respectively. You may go to FederatedHermes.com/us or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	For the Fund’s A, C and F classes, the 7-Day Net Yield as of December 31, 2022
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-341-7400
Money Market Seven Day Yield	rr_MoneyMarketSevenDayYield	3.38%
Fee Waiver Or Reimbursement Over Assets, Later Of Termination Or Next Effective Prospectus	mmot_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus.
A C and F Shares | Federated Hermes Government Reserves Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.You could lose money by investing in the Fund.
A C and F Shares | Federated Hermes Government Reserves Fund | Risk Money Market Fund May Not Preserve Dollar [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
A C and F Shares | Federated Hermes Government Reserves Fund | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
A C and F Shares | Federated Hermes Government Reserves Fund | Risk Not Insured [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
A C and F Shares | Federated Hermes Government Reserves Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	◾ Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. Very low or negative interest rates magnify interest rate risk. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also is likely to be lower or the Fund may be unable to maintain a positive return, or yield, or a stable NAV.
A C and F Shares | Federated Hermes Government Reserves Fund | Issuer Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	◾ Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
A C and F Shares | Federated Hermes Government Reserves Fund | Counterparty Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	◾ Counterparty Credit Risk. A party to a transaction involving the Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.
A C and F Shares | Federated Hermes Government Reserves Fund | Call Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	◾ Call Risk. The Fund’s performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
A C and F Shares | Federated Hermes Government Reserves Fund | Risk Associated with Investing Share Purchase Proceeds [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	◾ Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields or hold cash. If the Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund’s yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund’s yield to increase. In the event of significant changes in short-term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.
A C and F Shares | Federated Hermes Government Reserves Fund | Risk Associated with Use of Amortized Cost [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	◾ Risk Associated with use of Amortized Cost. In the unlikely event that the Fund’s Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund’s amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
A C and F Shares | Federated Hermes Government Reserves Fund | Additional Factors Affecting Yield [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	◾ Additional Factors Affecting Yield. There is no guarantee that the Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, the Fund’s yield will vary. Periods of very low or negative interest rates impact, in a negative way, the Fund’s ability to maintain a positive return, or yield, or pay dividends to Fund shareholders.
A C and F Shares | Federated Hermes Government Reserves Fund | Risk Related to the Economy [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	◾ Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
A C and F Shares | Federated Hermes Government Reserves Fund | Technology Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	◾ Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision-making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
A C and F Shares | Federated Hermes Government Reserves Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.15%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	$ 100
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	542
10 Years	rr_ExpenseExampleYear10	1,201
1 Year	rr_ExpenseExampleNoRedemptionYear01	100
3 Years	rr_ExpenseExampleNoRedemptionYear03	312
5 Years	rr_ExpenseExampleNoRedemptionYear05	542
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,201
2016	rr_AnnualReturn2016	none
2017	rr_AnnualReturn2017	0.13%
2018	rr_AnnualReturn2018	1.01%
2019	rr_AnnualReturn2019	1.39%
2020	rr_AnnualReturn2020	0.16%
2021	rr_AnnualReturn2021	0.01%
2022	rr_AnnualReturn2022	0.99%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's A class total return for the six-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 Year	rr_AverageAnnualReturnYear01	0.99%
5 Years	rr_AverageAnnualReturnYear05	0.71%
Since Inception	rr_AverageAnnualReturnSinceInception	0.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 20, 2015
A C and F Shares | Federated Hermes Government Reserves Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.15%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.27%
1 Year	rr_ExpenseExampleYear01	$ 231
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	1,471
1 Year	rr_ExpenseExampleNoRedemptionYear01	131
3 Years	rr_ExpenseExampleNoRedemptionYear03	409
5 Years	rr_ExpenseExampleNoRedemptionYear05	708
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,471
1 Year	rr_AverageAnnualReturnYear01	0.78%
5 Years	rr_AverageAnnualReturnYear05	0.49%
Since Inception	rr_AverageAnnualReturnSinceInception	0.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 20, 2015
A C and F Shares | Federated Hermes Government Reserves Fund | F
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.15%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[1]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	$ 202
3 Years	rr_ExpenseExampleYear03	418
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,225
1 Year	rr_ExpenseExampleNoRedemptionYear01	102
3 Years	rr_ExpenseExampleNoRedemptionYear03	318
5 Years	rr_ExpenseExampleNoRedemptionYear05	552
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,225
1 Year	rr_AverageAnnualReturnYear01	0.99%
5 Years	rr_AverageAnnualReturnYear05	0.71%
Since Inception	rr_AverageAnnualReturnSinceInception	0.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 20, 2015

[1]	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated gross Management Fee for the Fund effective October 1, 2023.
[2]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A, C and F classes (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.27% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2024; or (b) the date of the Fund’s next effective Prospectus.While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees.